MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities and Accrued Interest [Abstract]
Available-for-sale Securities [Table Text Block]
The following is a summary of available-for-sale marketable securities:

	December 31, 2016
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing within one year	$6,479	$4	$(5)	$6,478
Maturing between one to three years	29,602	32	(94)	29,540
Accrued interest	300	-	-	300

	$36,381	$36	$(99)	$36,318

	December 31, 2017
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value

Corporate bonds:
Maturing within one year	$6,883	$-	$(9)	$6,874
Maturing between one to two years	20,510	10	(45)	20,475
Accrued interest	213	-	-	213

	$27,606	$10	$(54)	$27,562